Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Mar. 10, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	CASTLE A M & CO
Entity Central Index Key	0000018172
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Document Type	8-K
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		23,794,390
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float	$ 84,137,594